Goodwill and other intangible assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Details)	Dec. 31, 2025	Dec. 31, 2024
Americas
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate	2.00%	2.10%
Pre-tax discount rate	12.00%	11.60%
EMEAA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate	2.30%	2.50%
Pre-tax discount rate	12.90%	13.60%
Greater China
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate	2.50%	2.50%
Pre-tax discount rate	9.90%	10.50%